Unaudited Condensed Consolidated Statement of Financial Position - EUR (€) € in Thousands	Jun. 30, 2019	Dec. 31, 2018
Non-current assets
Property, plant and equipment, net	€ 2,585	€ 2,420
Lease right-of-use assets	6,069
Intangible assets, net	2,351	2,445
Non-current investments	12,319	16,945
Other assets	742	1,075
Non-current assets	24,066	22,885
Current assets
Taxes and social security assets	978
Trade and other receivables	8,295	7,032
Current investments	35,560	44,855
Cash and cash equivalents	131,993	143,747
Current assets	176,826	195,634
Total assets	200,892	218,519
Shareholders' equity
Issued and paid-in capital	2,105	2,102
Share premium account	264,878	264,854
Accumulated loss	(190,214)	(175,085)
Total shareholders' equity	76,769	91,871
Non-current liabilities
Deferred revenue	89,666	97,675
Other liabilities	4,705
Non-current liabilities	94,371	97,675
Current liabilities
Trade payables	2,666	3,819
Taxes and social security liabilities	128	256
Deferred revenue	17,208	16,934
Other liabilities and accruals	9,750	7,964
Current liabilities	29,752	28,973
Total liabilities	124,123	126,648
Total shareholders' equity and liabilities	€ 200,892	€ 218,519